NOTE 11 – COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Term of Contract	12 months		12 months
Operating Lease, Expense	$ 900	$ 20,150	$ 73,865	$ 37,823